Segmented information - Results by business segment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segment Reporting Information [Line Items]
Revenue	$ 1,284,291	$ 1,165,787
Cost of sales	904,775	770,800
Depreciation expense	217,232	185,005
Segment gross profits	162,284	209,982
Purchase of property, plant and equipment	281,095	303,756
Operating Segments
Segment Reporting Information [Line Items]
Revenue	1,283,782	1,165,659
Segment gross profits	162,284	209,982
Eliminations
Segment Reporting Information [Line Items]
Revenue	(6,403)	(27,614)
Cost of sales	(6,295)	(26,602)
Depreciation expense	(2,098)	(1,497)
Segment gross profits	1,990	485
Purchase of property, plant and equipment	0	0
Corporate And Eliminations
Segment Reporting Information [Line Items]
Revenue	509	128
Heavy Equipment - Australia | Operating Segments
Segment Reporting Information [Line Items]
Revenue	689,899	590,901
Cost of sales	488,414	393,688
Depreciation expense	86,720	64,991
Segment gross profits	115,097	132,222
Purchase of property, plant and equipment	209,057	195,890
Heavy Equipment - Australia | Eliminations
Segment Reporting Information [Line Items]
Revenue	332	0
Heavy Equipment - Canada | Operating Segments
Segment Reporting Information [Line Items]
Revenue	579,117	555,301
Cost of sales	407,922	366,408
Depreciation expense	132,610	121,511
Segment gross profits	38,585	67,382
Purchase of property, plant and equipment	72,038	107,866
Heavy Equipment - Canada | Eliminations
Segment Reporting Information [Line Items]
Revenue	0	0
Other | Operating Segments
Segment Reporting Information [Line Items]
Revenue	14,766	19,457
Cost of sales	14,734	37,306
Depreciation expense	0	0
Segment gross profits	6,612	9,893
Purchase of property, plant and equipment	0	0
Other | Eliminations
Segment Reporting Information [Line Items]
Revenue	$ 6,580	$ 27,742